                      SUPPLEMENT DATED OCTOBER 6, 2014 TO

                       PROSPECTUS DATED MAY 1, 2013 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

This supplement provides updates of information on the following topics:
(i) the termination and liquidation of certain Portfolios of the JPMorgan Insurance Trust and (ii) notice that the Asset Allocation Models available under your contract will be updated effective November 21, 2014.

I. TERMINATION AND LIQUIDATION OF CERTAIN PORTFOLIOS OF THE JPMORGAN INSURANCE TRUST

The Board of Trustees (the "Board") of JPMorgan Insurance Trust (the "Trust") approved the termination and liquidation of the following Portfolios:

     JPMorgan Insurance Trust Equity Index Portfolio;
     JPMorgan Insurance Trust International Equity Portfolio;
     JPMorgan Insurance Trust Intrepid Growth Portfolio; and
     JPMorgan Insurance Trust Mid Cap Growth Portfolio.

It is anticipated that each Portfolio (and together, the Portfolios) will be liquidated on or about December 12, 2014. Each of the Portfolios is available as an investment option under your variable annuity contract.

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIOS WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON OR ABOUT DECEMBER 12, 2014 (THE "LIQUIDATION DATE"). ASSETS HELD BY THE SEPARATE ACCOUNT THAT ARE INVESTED IN THE PORTFOLIOS WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON THE LIQUIDATION DATE TO THE DREYFUS VARIABLE INVESTMENT FUND-MONEY MARKET PORTFOLIO.

PLEASE NOTE THAT THE TRUST HAS STATED THAT IT WILL NO LONGER ACCEPT THE PURCHASE OF PORTFOLIO SHARES AFTER DECEMBER 1, 2014. THEREFORE, IF YOU PROVIDE US WITH INSTRUCTIONS TO PURCHASE SHARES OF ONE OF THE PORTFOLIOS AFTER DECEMBER 1, 2014, YOUR REQUEST WILL BE REJECTED.

You may make transfers from the Portfolios to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to the Liquidation Date will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

19781CBNY SUPPC 10/06/14

SUBACCOUNTS

                                                                                                ADVISER (AND SUB-ADVISER(S),
                           SUBACCOUNT INVESTING IN                INVESTMENT OBJECTIVE                AS APPLICABLE)
                           -----------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE     INVESCO V.I. AMERICAN FRANCHISE    To seek capital growth.        Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE    FUND -- SERIES I SHARES
INSURANCE FUNDS)
                           -----------------------------------------------------------------------------------------------------
                           INVESCO V.I. GLOBAL REAL ESTATE    Total return through growth    Invesco Advisers, Inc. (subadvised
                           FUND -- SERIES II SHARES           of capital and current income. by Invesco Asset Management
                                                                                             Limited)
                           -----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN          ALLIANCEBERNSTEIN BALANCED         Seeks to maximize total        AllianceBernstein, L.P.
VARIABLE PRODUCTS SERIES   WEALTH STRATEGY PORTFOLIO --       return consistent with the
FUND, INC.                 CLASS B                            adviser's determination of
                                                              reasonable risk.
                           -----------------------------------------------------------------------------------------------------
                           ALLIANCEBERNSTEIN GROWTH AND       Long-term growth of capital.   AllianceBernstein, L.P.
                           INCOME PORTFOLIO -- CLASS B
                           -----------------------------------------------------------------------------------------------------
                           ALLIANCEBERNSTEIN LARGE CAP        Long-term growth of capital.   AllianceBernstein, L.P.
                           GROWTH PORTFOLIO -- CLASS B
                           -----------------------------------------------------------------------------------------------------
AMERICAN CENTURY           VP INCOME & GROWTH FUND --         The fund seeks capital growth  American Century Investment
VARIABLE PORTFOLIOS,       CLASS I                            by investing in common stock.  Management, Inc.
INC.                                                          Income is a secondary
                                                              objective.
                           -----------------------------------------------------------------------------------------------------
                           VP INTERNATIONAL FUND -- CLASS I   The fund seeks capital growth. American Century Investment
                                                                                             Management, Inc.
                           -----------------------------------------------------------------------------------------------------
                           VP ULTRA(R) FUND -- CLASS I        The fund seeks long-term       American Century Investment
                                                              capital growth.                Management, Inc.
                           -----------------------------------------------------------------------------------------------------
                           VP VALUE FUND -- CLASS I           The fund seeks long-term       American Century Investment
                                                              capital growth. Income is a    Management, Inc.
                                                              secondary objective.
                           -----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE  VP INFLATION PROTECTION FUND --    The fund pursues long-term     American Century Investment
PORTFOLIOS II, INC.        CLASS II                           total return using a strategy  Management, Inc.
                                                              that seeks to protect against
                                                              U.S. inflation.
                           -----------------------------------------------------------------------------------------------------
DREYFUS                    DREYFUS INVESTMENT PORTFOLIOS      Seeks investment results that  The Dreyfus Corporation
                           MIDCAP STOCK PORTFOLIO -- INITIAL  are greater than the total
                           SHARES                             return performance of
                                                              publicly traded common stocks
                                                              of medium-size domestic
                                                              companies in the aggregate,
                                                              as represented by the
                                                              Standard & Poor's MidCap
                                                              400(R) Index.
                           -----------------------------------------------------------------------------------------------------
                           DREYFUS VARIABLE INVESTMENT        The portfolio seeks as high a  The Dreyfus Corporation
                           FUND -- MONEY MARKET PORTFOLIO/1/  level of current income as is consistent with the
                                                              preservation of capital and
                                                              the maintenance of liquidity.
                                                              As a money market fund, the
                                                              portfolio is subject to
                                                              maturity, quality and
                                                              diversification requirements
                                                              designed to help it maintain
                                                              a stable share price of $1.00.
                           -----------------------------------------------------------------------------------------------------
                           THE DREYFUS SOCIALLY RESPONSIBLE   Seeks capital growth, with     The Dreyfus Corporation
                           GROWTH FUND, INC. -- INITIAL       current income as a secondary
                           SHARES                             objective.
                           -----------------------------------------------------------------------------------------------------
DEUTSCHE VARIABLE          DEUTSCHE CAPITAL GROWTH VIP --     The fund seeks to provide      Deutsche Investment Management
SERIES I (FORMERLY,        CLASS B SHARES (FORMERLY, DWS      long-term growth of capital.   Americas Inc.
DWS VARIABLE               CAPITAL GROWTH VIP -- CLASS B
SERIES I)                  SHARES)
                           -----------------------------------------------------------------------------------------------------

                    /1/ There can be no assurance that the Money Market
                        Portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Money Market Portfolio may become extremely low and possibly negative.

                                                                                             ADVISER (AND SUB-ADVISER(S),
                       SUBACCOUNT INVESTING IN                 INVESTMENT OBJECTIVE                AS APPLICABLE)
                       ------------------------------------------------------------------------------------------------------
DEUTSCHE VARIABLE      DEUTSCHE LARGE CAP VALUE VIP --     Seeks to achieve a high rate   Deutsche Investment Management
SERIES I (FORMERLY,    CLASS B SHARES (FORMERLY, DWS       of total return.               Americas Inc.
DWS VARIABLE           LARGE CAP VALUE VIP -- CLASS B
SERIES II)             SHARES)
                       ------------------------------------------------------------------------------------------------------
                       DEUTSCHE SMALL MID CAP VALUE        Seeks long-term capital        Deutsche Investment Management
                       VIP -- CLASS B SHARES (FORMERLY,    appreciation.                  Americas Inc.
                       DWS SMALL MID CAP VALUE VIP --
                       CLASS B SHARES)
                       ------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE   VT FLOATING-RATE INCOME FUND        To provide a high level of     Eaton Vance Management
TRUST                                                      current income.
                       ------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP CONTRAFUND(R) PORTFOLIO --      Seeks long-term capital        Fidelity Management & Research
INSURANCE PRODUCTS     SERVICE CLASS 2                     appreciation.                  Company (FMR) (subadvised by
FUND                                                                                      FMR Co., Inc. (FMRC), Fidelity
                                                                                          Research & Analysis Company
                                                                                          (FRAC), Fidelity Management &
                                                                                          Research (U.K.) Inc. (FMR U.K.),
                                                                                          Fidelity International Investment
                                                                                          Advisors (FIIA), Fidelity
                                                                                          International Investment Advisors
                                                                                          (U.K.) Limited (FIIA(U.K.)L), and
                                                                                          Fidelity Investments Japan Limited
                                                                                          (FIJ))
                       ------------------------------------------------------------------------------------------------------
                       VIP EQUITY-INCOME PORTFOLIO --      Seeks reasonable income. The   FMR (subadvised by FMRC, FRAC,
                       SERVICE CLASS 2                     fund will also consider the    FMR U.K., FIIA, FIIA(U.K.)L, and
                                                           potential for capital          FIJ)
                                                           appreciation. The fund's goal
                                                           is to achieve a yield which
                                                           exceeds the composite yield
                                                           on the securities comprising
                                                           the S&P 500(R) Index.
                       ------------------------------------------------------------------------------------------------------
                       VIP MID CAP PORTFOLIO --            Seeks long-term growth of      FMR (subadvised by FMRC, FRAC,
                       SERVICE CLASS 2                     capital.                       FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                          FIJ)
                       ------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON     FRANKLIN LARGE CAP GROWTH VIP       Seeks capital appreciation.    Franklin Advisers, Inc.
VARIABLE INSURANCE     FUND -- CLASS 2 SHARES (FORMERLY,   The fund normally invests at
PRODUCTS TRUST         FRANKLIN LARGE CAP GROWTH           least 80% of its net assets
                       SECURITIES FUND -- CLASS 2 SHARES)  in investments of large capitalization companies.
                       ------------------------------------------------------------------------------------------------------
                       FRANKLIN MUTUAL SHARES VIP          Seeks capital appreciation,    Franklin Mutual Advisers, LLC
                       FUND  -- CLASS 2 SHARES (FORMERLY,  with income as a secondary
                       MUTUAL SHARES SECURITIES FUND --    goal. The fund normally
                       CLASS 2 SHARES)                     invests primarily in U.S. and
                                                           foreign equity securities
                                                           that the manager believes are
                                                           undervalued.
                       ------------------------------------------------------------------------------------------------------
                       TEMPLETON FOREIGN VIP FUND --       Seeks long-term capital        Templeton Investment Counsel, LLC
                       CLASS 2 SHARES (FORMERLY,           growth. The fund normally
                       TEMPLETON FOREIGN SECURITIES        invests at least 80% of its
                       FUND -- CLASS 2 SHARES)             net assets in investments of
                                                           issuers located outside the
                                                           U.S., including those in
                                                           emerging markets.
                       ------------------------------------------------------------------------------------------------------
                       TEMPLETON GROWTH VIP FUND --        Seeks long-term capital        Templeton Global Advisors Limited
                       CLASS 2 SHARES (FORMERLY,           growth. Under normal market
                       TEMPLETON GROWTH SECURITIES         conditions the fund invests
                       FUND -- CLASS 2 SHARES)             predominantly in equity
                                                           securities of companies
                                                           located anywhere in the
                                                           world, including emerging
                                                           markets.
                       ------------------------------------------------------------------------------------------------------

                                                                                            ADVISER (AND SUB-ADVISER(S),
                      SUBACCOUNT INVESTING IN                 INVESTMENT OBJECTIVE                AS APPLICABLE)
                      ------------------------------------------------------------------------------------------------------
GE INVESTMENTS        TOTAL RETURN FUND/1/                Seeks the highest total        GE Asset Management Incorporated
FUNDS, INC.                                               return, composed of current    (subadvised by BlackRock
                                                          income and capital             Investment Management, LLC)
                                                          appreciation, as is
                                                          consistent with prudent
                                                          investment risk.
                      ------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE    JPMORGAN INSURANCE TRUST CORE       Seeks to maximize total        JPMorgan Investment Management
TRUST                 BOND PORTFOLIO -- CLASS 1           return by investing primarily  Inc., an indirect, wholly-owned in a diversified portfolio of  subsidiary of JPMorgan Chase & Co.
                                                          intermediate- and long-term
                                                          debt securities.
                      ------------------------------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST            Seeks long-term capital        JPMorgan Investment Management
                      INTREPID MID CAP PORTFOLIO --       growth by investing primarily  Inc., an indirect, wholly-owned
                      CLASS 1                             in equity securities of        subsidiary of JPMorgan Chase & Co.
                                                          companies with intermediate
                                                          capitalizations.
                      ------------------------------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST MID        Seeks capital appreciation     J.P. Morgan Investment Management
                      CAP VALUE PORTFOLIO -- CLASS 1      with the secondary goal of     Inc., an indirect, wholly-owned
                                                          achieving current income by    subsidiary of JPMorgan Chase & Co.
                                                          investing in primarily equity
                                                          securities.
                      ------------------------------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST SMALL      Seeks capital growth over the  J.P. Morgan Investment Management
                      CAP CORE PORTFOLIO -- CLASS 1       long term.                     Inc., an indirect, wholly-owned
                                                                                         subsidiary of JPMorgan Chase & Co.
                      ------------------------------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST U.S.       Seeks to provide high total    JPMorgan Investment Management
                      EQUITY PORTFOLIO -- CLASS 1         return from a portfolio of     Inc., an indirect, wholly-owned
                                                          selected equity securities.    subsidiary of JPMorgan Chase & Co.
                      ------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) INVESTORS GROWTH STOCK       The fund's investment          Massachusetts Financial Services
INSURANCE TRUST       SERIES -- SERVICE CLASS SHARES      objective is to seek capital   Company
                                                          appreciation.
                      ------------------------------------------------------------------------------------------------------
                      MFS(R) TOTAL RETURN SERIES --       The fund's investment          Massachusetts Financial Services
                      SERVICE CLASS SHARES                objective is to seek total     Company
                                                          return.
                      ------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) STRATEGIC INCOME             The fund's investment          Massachusetts Financial Services
INSURANCE TRUST II    PORTFOLIO -- SERVICE CLASS SHARES   objective is to seek total     Company
                      (FORMERLY, MFS(R) STRATEGIC INCOME  return with an emphasis on
                      SERIES -- SERVICE CLASS SHARES)/2/  high current income, but also considering capital
                                                          appreciation.
                      ------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  OPPENHEIMER CAPITAL                 The Fund seeks capital         Oppenheimer Funds
ACCOUNT FUNDS         APPRECIATION FUND/VA -- SERVICE     appreciation.
                      SHARES
                      ------------------------------------------------------------------------------------------------------
                      OPPENHEIMER MAIN STREET FUND/       The Fund seeks high total      Oppenheimer Funds
                      VA -- SERVICE SHARES                return.
                      ------------------------------------------------------------------------------------------------------
                      OPPENHEIMER MAIN STREET SMALL       The Fund seeks capital         Oppenheimer Funds
                      CAP FUND(R)/VA -- SERVICE SHARES    appreciation.
                      ------------------------------------------------------------------------------------------------------
PIMCO VARIABLE        HIGH YIELD PORTFOLIO --             Seeks maximum total return,    Pacific Investment Management
INSURANCE TRUST       ADMINISTRATIVE CLASS SHARES         consistent with preservation   Company LLC
                                                          of capital and prudent
                                                          investment management.
                      ------------------------------------------------------------------------------------------------------
                      LOW DURATION PORTFOLIO --           Seeks maximum total return,    Pacific Investment Management
                      ADMINISTRATIVE CLASS SHARES         consistent with preservation   Company LLC
                                                          of capital and prudent
                                                          investment management.
                      ------------------------------------------------------------------------------------------------------

                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /2/ Effective August 16, 2013, the MFS(R) Variable
                        Insurance Trust -- MFS(R) Strategic Income Series -- Service Class Shares reorganized into the MFS(R) Variable Insurance Trust II -- MFS(R) Strategic Income Portfolio -- Service Class Shares.

The following Portfolios are not available to contracts issued on or after January 5, 2009:


                    SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN FOUNDING FUNDS             Seeks capital appreciation, with
VARIABLE INSURANCE  ALLOCATION VIP FUND -- CLASS 2      income as a secondary goal. Under
PRODUCTS TRUST      SHARES (FORMERLY, FRANKLIN          normal market conditions, the fund
                    TEMPLETON VIP FOUNDING FUNDS        invests equal portions in Class 1 shares
                    ALLOCATION FUND -- CLASS 2 SHARES)  of Franklin Income VIP Fund;
                                                        Franklin Mutual Shares VIP Fund; and
                                                        Templeton Growth VIP Fund.
                    ------------------------------------------------------------------------------
                    FRANKLIN INCOME VIP FUND --         Seeks to maximize income while
                    CLASS 2 SHARES (FORMERLY, FRANKLIN  maintaining prospects for capital
                    FUND -- CLASS 2 SHARES)             appreciation. The fund normally
                                                        invests in both equity and debt
                                                        securities.
                    ------------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                    AS APPLICABLE)
---------------------------------------------------------------------------
Seeks capital appreciation, with          Franklin Templeton Services, LLC
income as a secondary goal. Under         (the fund's administrator)
normal market conditions, the fund
invests equal portions in Class 1 shares
of Franklin Income VIP Fund;
Franklin Mutual Shares VIP Fund; and
Templeton Growth VIP Fund.
---------------------------------------------------------------------------
Seeks to maximize income while            Franklin Advisers, Inc.
maintaining prospects for capital
appreciation. The fund normally
invests in both equity and debt
securities.
---------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.313.5282

                                or by writing:

     Genworth Insurance Company of New York Service Center 6610 West Broad
                        Street Richmond, Virginia 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

II. NOTICE OF UPDATE TO ASSET ALLOCATION MODELS EFFECTIVE AFTER THE CLOSE OF BUSINESS ON NOVEMBER 21, 2014

Certain of the JPMorgan Insurance Trust Portfolios that are being liquidated are Portfolios that are in the Asset Allocation Models available under your contract. In response to these liquidations, the Asset Allocation Models will be updated effective after the close of business on November 21, 2014.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                       CURRENT THROUGH NOVEMBER 21, 2014

                                                            PORTFOLIOS                                 MODEL A MODEL B MODEL C
-------------------------------------------------------------------------------------------------------------------------------
EQUITIES
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth             Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2                   1%      2%      4%
                             --------------------------------------------------------------------------------------------------
                             JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                1%      1%      2%
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Value              Fidelity(R) VIP Equity-Income Portfolio -- Service Class 2                   0%      1%      2%
                             --------------------------------------------------------------------------------------------------
                             Franklin Templeton VIP Franklin Mutual Shares VIP Fund -- Class 2 Shares     1%      2%      3%
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Core               JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                   2%      5%      8%
                             --------------------------------------------------------------------------------------------------
                             JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                    3%      6%      9%
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth               JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1                 3%      4%      4%
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1               1%      2%      3%
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares               1%      4%      6%
-------------------------------------------------------------------------------------------------------------------------------
Global Equity                Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2 Shares           2%      4%      6%
-------------------------------------------------------------------------------------------------------------------------------
Global REITs                 Invesco V.I. Global Real Estate Fund -- Series II shares                     2%      2%      2%
-------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     American Century VP International Fund -- Class I                            1%      3%      4%
-------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value      Franklin Templeton VIP Templeton Foreign VIP Fund -- Class 2 Shares          2%      4%      7%
-------------------------------------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                                                                     20%     40%     60%
-------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME
-------------------------------------------------------------------------------------------------------------------------------
Medium Duration              JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                     36%     26%     16%
-------------------------------------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration Portfolio -- Administrative Class Shares             25%     17%     12%
-------------------------------------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation Protection Fund -- Class II                   10%      8%      5%
-------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield Portfolio -- Administrative Class Shares                3%      3%      2%
-------------------------------------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate Income Fund                                     6%      6%      5%
-------------------------------------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                                                                 80%     60%     40%
-------------------------------------------------------------------------------------------------------------------------------

                               PORTFOLIOS                                 MODEL D MODEL E
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2                   4%      5%
-----------------------------------------------------------------------------------------
JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                3%      4%
-----------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio -- Service Class 2                   3%      4%
-----------------------------------------------------------------------------------------
Franklin Templeton VIP Franklin Mutual Shares VIP Fund -- Class 2 Shares     4%      5%
-----------------------------------------------------------------------------------------
JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                  12%     15%
-----------------------------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                   13%     16%
-----------------------------------------------------------------------------------------
JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1                 5%      6%
-----------------------------------------------------------------------------------------
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1               4%      5%
-----------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares               8%     10%
-----------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2 Shares           7%      8%
-----------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund -- Series II shares                     4%      4%
-----------------------------------------------------------------------------------------
American Century VP International Fund -- Class I                            5%      8%
-----------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign VIP Fund -- Class 2 Shares          8%     10%
-----------------------------------------------------------------------------------------

                                                                            80%    100%
-----------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                      7%      0%
-----------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares              5%      0%
-----------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund -- Class II                    3%      0%
-----------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                2%      0%
-----------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                     3%      0%
-----------------------------------------------------------------------------------------

                                                                            20%      0%
-----------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

                       CURRENT THROUGH NOVEMBER 21, 2014

                     CORE ASSET CLASS                                                                   FIXED INCOME ASSET
                      (20% TO 80%)                             SPECIALTY ASSET CLASS (0% TO 20%)        CLASS (20% TO 60%)
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Balanced Wealth Strategy Portfolio --     AllianceBernstein Global Thematic        JPMorgan Insurance Trust
 Class B                                                     Growth Portfolio -- Class B             Core Bond Portfolio --
American Century VP Income & Growth Fund -- Class I         American Century VP Inflation            Class 1
American Century VP Value Fund -- Class I                    Protection Fund -- Class II             PIMCO VIT Low Duration
The Dreyfus Socially Responsible Growth Fund, Inc. --       American Century VP International         Portfolio --
 Initial Shares                                              Fund -- Class I                          Administrative
Deutsche Large Cap Value VIP -- Class B Shares              American Century VP Ultra(R) Fund --      Class Shares
Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2   Class I
Fidelity(R) VIP Equity-Income Portfolio -- Service Class 2  Deutsche Capital Growth VIP -- Class B
Franklin Templeton VIP Franklin Large Cap Growth VIP         Shares
 Fund -- Class 2 Shares                                     Deutsche Small Mid Cap Value VIP --
Franklin Templeton VIP Franklin Mutual Shares VIP Fund --    Class B Shares
 Class 2 Shares                                             Dreyfus Investment Portfolios -- MidCap
Franklin Templeton VIP Templeton Foreign VIP Fund --         Stock Portfolio -- Initial Shares
 Class 2 Shares                                             Eaton Vance VT Floating-Rate Income Fund
Franklin Templeton VIP Templeton Growth VIP Fund --         Fidelity(R) VIP Mid Cap Portfolio --
 Class 2 Shares                                              Service Class 2
GE Investments Funds Total Return Fund -- Class 3 Shares    Invesco V.I. American Franchise Fund --
Invesco V.I. American Franchise Fund -- Series I shares      Series I shares
JPMorgan Insurance Trust Equity Index Portfolio -- Class 1  Invesco V.I. Global Real Estate Fund --
JPMorgan Insurance Trust Intrepid Growth Portfolio --        Series II shares
 Class 1                                                    JPMorgan Insurance Trust Intrepid Mid
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1    Cap Portfolio -- Class 1
MFS(R) VIT Total Return Series -- Service Class Shares      JPMorgan Insurance Trust Mid Cap Growth
Oppenheimer Capital Appreciation Fund/VA -- Service          Portfolio -- Class 1
 Shares                                                     MFS(R) VIT Strategic Income Series --
Oppenheimer Main Street Fund/VA -- Service Shares            Service Class Shares
                                                            Oppenheimer Main Street Small Cap
                                                             Fund(R)/VA -- Service Shares
                                                            PIMCO VIT High Yield Portfolio --
                                                             Administrative Class Shares

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

          EFFECTIVE AFTER THE CLOSE OF BUSINESS ON NOVEMBER 21, 2014

                                                          PORTFOLIOS                               MODEL A MODEL B MODEL C
---------------------------------------------------------------------------------------------------------------------------
EQUITIES
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth             Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2               1%      2%      4%
                             ----------------------------------------------------------------------------------------------
                             American Century VP Ultra(R) Fund -- Class 1 Shares                      1%      1%      2%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value              Fidelity(R) VIP Equity-Income Portfolio -- Service Class 2               0%      1%      2%
                             ----------------------------------------------------------------------------------------------
                             Franklin Templeton VIP Franklin Mutual Shares VIP Fund                   1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core               The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares     2%      5%      8%
                             ----------------------------------------------------------------------------------------------
                             JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                3%      6%      9%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth               Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2                     3%      4%      4%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1           1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares           1%      4%      6%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2 Shares       2%      4%      6%
---------------------------------------------------------------------------------------------------------------------------
Global REITs                 Invesco V.I. Global Real Estate Fund -- Series II shares                 2%      2%      2%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     American Century VP International Fund -- Class I                        1%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value      Franklin Templeton VIP Templeton Foreign VIP Fund -- Class 2 Shares      2%      4%      7%
---------------------------------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                                                                 20%     40%     60%
---------------------------------------------------------------------------------------------------------------------------

FIXED INCOME
---------------------------------------------------------------------------------------------------------------------------
Medium Duration              JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                 36%     26%     16%
---------------------------------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration Portfolio -- Administrative Class Shares         25%     17%     12%
---------------------------------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation Protection Fund -- Class II               10%      8%      5%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield Portfolio -- Administrative Class Shares            3%      3%      2%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate Income Fund                                 6%      6%      5%
---------------------------------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                                                             80%     60%     40%
---------------------------------------------------------------------------------------------------------------------------

                             PORTFOLIOS                               MODEL D MODEL E
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2               4%      5%
-------------------------------------------------------------------------------------
American Century VP Ultra(R) Fund -- Class 1 Shares                      3%      4%
-------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio -- Service Class 2               3%      4%
-------------------------------------------------------------------------------------
Franklin Templeton VIP Franklin Mutual Shares VIP Fund                   4%      5%
-------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares    12%     15%
-------------------------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1               13%     16%
-------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2                     5%      6%
-------------------------------------------------------------------------------------
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1           4%      5%
-------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares           8%     10%
-------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2 Shares       7%      8%
-------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund -- Series II shares                 4%      4%
-------------------------------------------------------------------------------------
American Century VP International Fund -- Class I                        5%      8%
-------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign VIP Fund -- Class 2 Shares      8%     10%
-------------------------------------------------------------------------------------

                                                                        80%    100%
-------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                  7%      0%
-------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares          5%      0%
-------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund -- Class II                3%      0%
-------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares            2%      0%
-------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                 3%      0%
-------------------------------------------------------------------------------------

                                                                        20%      0%
-------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

          EFFECTIVE AFTER THE CLOSE OF BUSINESS ON NOVEMBER 21, 2014

                                                                                                     FIXED INCOME ASSET CLASS
              CORE ASSET CLASS (20% TO 80%)                    SPECIALTY ASSET CLASS (0% TO 20%)           (20% TO 60%)
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Balanced Wealth Strategy Portfolio --     AllianceBernstein Global Thematic        JPMorgan Insurance Trust
 Class B                                                     Growth Portfolio -- Class B              Core Bond Portfolio --
American Century VP Income & Growth Fund -- Class I         American Century VP Inflation             Class 1
American Century VP Value Fund -- Class I                    Protection Fund -- Class II             PIMCO VIT Low Duration
The Dreyfus Socially Responsible Growth Fund, Inc. --       American Century VP International Fund    Portfolio --
 Initial Shares                                              -- Class I                               Administrative
Deutsche Large Cap Value VIP -- Class B Shares              American Century VP Ultra(R) Fund --      Class Shares
Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2   Class I
Fidelity(R) VIP Equity-Income Portfolio -- Service Class 2  Deutsche Capital Growth VIP -- Class B
Franklin Templeton VIP Franklin Large Cap Growth VIP         Shares
 Fund -- Class 2 Shares                                     Deutsche Small Mid Cap Value VIP --
Franklin Templeton VIP Franklin Mutual Shares VIP Fund --    Class B Shares
 Class 2 Shares                                             Dreyfus Investment Portfolios -- MidCap
Franklin Templeton VIP Templeton Foreign VIP Fund --         Stock Portfolio -- Initial Shares
 Class 2 Shares                                             Eaton Vance VT Floating-Rate Income Fund
Franklin Templeton VIP Templeton Growth VIP Fund --         Fidelity(R) VIP Mid Cap Portfolio --
 Class 2 Shares                                              Service Class 2
GE Investments Funds Total Return Fund -- Class 3 Shares    Invesco V.I. American Franchise Fund --
Invesco V.I. American Franchise Fund -- Series I shares      Series I shares
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1   Invesco V.I. Global Real Estate Fund --
MFS(R) VIT Total Return Series -- Service Class Shares       Series II shares
Oppenheimer Capital Appreciation Fund/VA -- Service         JPMorgan Insurance Trust Intrepid Mid
 Shares                                                      Cap Portfolio -- Class 1
Oppenheimer Main Street Fund/VA -- Service Shares           MFS(R) VIT Strategic Income Series --
                                                             Service Class Shares
                                                            Oppenheimer Main Street Small Cap
                                                             Fund(R)/VA -- Service Shares
                                                            PIMCO VIT High Yield Portfolio --
                                                             Administrative Class Shares

If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model.

If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of your contract prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. IF YOU REJECT THE CHANGE AND, AS A RESULT, YOUR TOTAL CONTRACT VALUE IS NO LONGER INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, YOUR BENEFITS UNDER THE APPLICABLE RIDER WILL BE REDUCED BY 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of your contract prospectus discussing the riders), or to one of the other available Asset Allocation Models. CONTRACT OWNERS THAT OWN LIFETIME INCOME PLUS 2008 OR LIFETIME INCOME PLUS SOLUTION MUST ALWAYS ALLOCATE ASSETS IN ACCORDANCE WITH THE INVESTMENT STRATEGY, AND ANY ATTEMPT TO ALLOCATE ASSETS OTHERWISE WILL BE CONSIDERED NOT IN GOOD ORDER AND REJECTED.

Please note, also, that as a result of the pending liquidation of the JPMorgan Insurance Trust Portfolios, changes are being made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. In this case, shares of these JPMorgan Insurance Trust Portfolios will be unavailable under the contract and the Model after December 1, 2014. If we do not receive new allocation instructions from a contract owner invested in one of these Portfolios under the Model before the affected Portfolio is liquidated, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with AssetMark, Inc. ("AssetMark"), your investment adviser for purposes of the Asset Allocation Program, and AssetMark provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.